Consolidated Statements Of Cash Flow (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Gain on divestitures, net of tax					$ 9,900,000
Shares repurchased under the share repurchase program, value	$ 91,533,000	[1]	$ 133,757,000	[1]	$ 45,111,000	[1]

[1]	2013, 2012, and 2011 include $87.6 million, $131.0 million, and $44.1 million, respectively, repurchased under the share repurchase program launched in 2011.